Marketable debt securities - Bonds and Debentures by Currency (Details) - EUR (€) € in Millions	Feb. 06, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable debt securities
Financial liabilities		€ 187,909	€ 190,314	€ 149,398
Outstanding issue amount in foreign currency		318,807
Annual interest rate (as a percent)	7.50%
EUR
Marketable debt securities
Financial liabilities		97,323	119,606	74,746
USD
Marketable debt securities
Financial liabilities		45,848	33,259	40,514
GBP
Marketable debt securities
Financial liabilities		19,301	14,820	12,237
BRL
Marketable debt securities
Financial liabilities		18,657	16,485	16,537
Other currencies
Marketable debt securities
Financial liabilities		6,780	6,144	5,364
Marketable debt securities
Marketable debt securities
Financial liabilities		246,619	217,966	228,869
Marketable debt securities | Bonds and debentures
Marketable debt securities
Financial liabilities		195,498	176,719	183,278	€ 182,073
Marketable debt securities | Bonds and debentures | EUR
Marketable debt securities
Financial liabilities		85,479	83,321	77,231
Outstanding issue amount in foreign currency		€ 85,479
Annual interest rate (as a percent)		1.25%
Marketable debt securities | Bonds and debentures | USD
Marketable debt securities
Financial liabilities		€ 62,021	48,688	48,134
Outstanding issue amount in foreign currency		€ 71,014
Annual interest rate (as a percent)		3.14%
Marketable debt securities | Bonds and debentures | GBP
Marketable debt securities
Financial liabilities		€ 16,616	13,279	15,098
Outstanding issue amount in foreign currency		€ 14,864
Annual interest rate (as a percent)		2.40%
Marketable debt securities | Bonds and debentures | BRL
Marketable debt securities
Financial liabilities		€ 15,778	17,309	27,152
Outstanding issue amount in foreign currency		€ 70,117
Annual interest rate (as a percent)		5.53%
Marketable debt securities | Bonds and debentures | Chilean peso
Marketable debt securities
Financial liabilities		€ 6,460	5,876	6,592
Outstanding issue amount in foreign currency		€ 5,133,310
Annual interest rate (as a percent)		5.00%
Marketable debt securities | Bonds and debentures | Other currencies
Marketable debt securities
Financial liabilities		€ 9,144	€ 8,246	€ 9,070